Other non-current financial liabilities - Summary of Other Non-current Financial Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Other non-current financial liabilities	[1]	$ 1.5	$ 2.6
Fair value of derivatives – liabilities
Disclosure of financial liabilities [line items]
Other non-current financial liabilities		0.0	1.2
Other
Disclosure of financial liabilities [line items]
Other non-current financial liabilities		$ 1.5	$ 1.4

[1]	The notes are an integral part of these consolidated financial statements.